Vident Core U.S. Equity Fund
Schedule of Investments
May 31, 2021 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 99.8%
	Communication Services - 7.9%
37,181	AMC Networks, Inc. - Class A (a) (b)	$1,995,876
61,480	AT&T, Inc.	1,809,357
37,002	Comcast Corporation - Class A	2,121,695
52,199	Fox Corporation - Class A (a)	1,949,633
33,443	Gray Television, Inc.	777,884
31,084	John Wiley & Sons, Inc. - Class A (a)	1,970,104
101,451	Liberty Latin America Ltd. - Class C (a) (b)	1,458,865
88,980	Lions Gate Entertainment Corporation - Class A (a) (b)	1,733,330
116,632	Lumen Technologies, Inc. (a)	1,614,187
93,297	News Corporation - Class A (a)	2,518,086
16,402	Nexstar Media Group, Inc. (a)	2,491,628
27,641	Omnicom Group, Inc.	2,273,196
51,344	Sinclair Broadcast Group, Inc. - Class A (a)	1,729,779
65,668	Skillz, Inc. (a) (b)	1,115,699
93,733	Telephone & Data Systems, Inc.	2,410,813
74,121	The Interpublic Group of Companies, Inc.	2,497,137
12,187	United States Cellular Corporation (b)	460,059
32,498	Verizon Communications, Inc.	1,835,812
49,956	Yelp, Inc. (b)	2,003,735
		34,766,875
	Consumer Discretionary - 15.1%
79,487	Abercrombie & Fitch Company (b)	3,394,095
31,525	Adtalem Global Education, Inc. (b)	1,146,879
12,610	Asbury Automotive Group, Inc. (a) (b)	2,500,437
24,901	AutoNation, Inc. (a) (b)	2,543,139
33,869	Bed Bath & Beyond, Inc. (a) (b)	947,993
27,540	Big Lots, Inc. (a)	1,678,288
48,258	Cooper Tire & Rubber Company	2,865,560
18,838	Dillards, Inc. - Class A (a)	2,484,920
42,296	Foot Locker, Inc.	2,676,914
37,102	General Motors Company (b)	2,200,520
59,033	G-III Apparel Group Ltd. (b)	1,950,450
3,185	Graham Holdings Company - Class A	2,110,190
12,662	Group 1 Automotive, Inc. (a)	2,019,336
34,371	KB Home	1,608,906
38,404	Kohl’s Corporation	2,131,038
28,347	La-Z-Boy, Inc. (a)	1,168,747
17,561	Lennar Corporation - Class A	1,738,715
5,599	Lithia Motors, Inc. - Class A (a)	1,970,792
36,932	LKQ Corporation (b)	1,882,055
12,331	Meritage Homes Corporation (b)	1,327,679
12,647	Mohawk Industries, Inc. (b)	2,664,470
10,067	Murphy USA, Inc. (a)	1,357,132
51,746	Perdoceo Education Corporation (a) (b)	630,784
38,930	PulteGroup, Inc.	2,249,765
40,777	Rent-A-Center, Inc.	2,520,426
10,333	Target Corporation	2,344,764
44,247	The Buckle, Inc. (a)	1,863,684
70,094	TRI Pointe Homes, Inc. (b)	1,690,667
64,265	Urban Outfitters, Inc. (b)	2,516,617
65,120	Vista Outdoor, Inc. (a) (b)	2,838,581
7,727	Whirlpool Corporation (a)	1,831,994
12,415	Williams-Sonoma, Inc.	2,104,839
27,824	Zumiez, Inc. (b)	1,219,248
		66,179,624
	Consumer Staples - 6.9%
87,730	Albertsons Companies, Inc. (a)	1,683,539
28,616	Bunge Ltd.	2,484,441
8,644	Casey’s General Stores, Inc.	1,908,941
29,519	Darling Ingredients, Inc. (b)	2,020,871
42,612	Edgewell Personal Care Company (a)	1,933,733
15,264	Fresh Del Monte Produce, Inc.	510,886
7,513	Ingredion, Inc. (a)	713,209
32,580	Molson Coors Brewing Company - Class B (a) (b)	1,900,066
31,840	Nu Skin Enterprises, Inc. (a)	1,915,494
54,340	Pilgrim’s Pride Corporation (b)	1,306,334
13,211	PriceSmart, Inc.	1,166,531
23,601	Spectrum Brands Holdings, Inc.	2,097,893
43,168	Sprouts Farmers Market, Inc. (b)	1,148,269
13,974	The JM Smucker Company (a)	1,862,594
46,229	The Kroger Company (a)	1,709,548
28,260	Tyson Foods, Inc. - Class A	2,246,670
50,262	United Natural Foods, Inc. (a) (b)	1,907,945
13,725	Universal Corporation	769,149
8,705	USANA Health Sciences, Inc. (a) (b)	920,467
		30,206,580
	Energy - 3.5%
83,579	Baker Hughes Corporation	2,039,328
144,121	CNX Resources Corporation (b)	1,962,928

71,259	Helmerich & Payne, Inc.	2,013,067
238,132	Marathon Oil Corporation	2,883,779
113,497	Ovintiv, Inc.	3,022,425
255,266	Patterson-UTI Energy, Inc.	2,136,576
18,564	Renewable Energy Group, Inc. (a) (b)	1,133,703
		15,191,806
	Financials - 14.0%
15,837	Affiliated Managers Group, Inc.	2,597,268
9,740	Aflac, Inc.	552,063
46,489	Ally Financial, Inc.	2,543,413
23,073	American Financial Group, Inc.	3,070,093
9,129	Ameriprise Financial, Inc.	2,372,079
14,074	Assurant, Inc.	2,268,025
17,796	Capital One Financial Corporation	2,861,241
85,081	CNO Financial Group, Inc.	2,259,751
74,238	Equitable Holdings, Inc.	2,357,057
17,158	Evercore, Inc.	2,502,666
60,863	Federated Hermes, Inc. (a)	1,935,444
77,746	Jefferies Financial Group, Inc.	2,497,979
24,455	Mercury General Corporation	1,555,338
37,759	Metlife, Inc.	2,467,928
73,796	Old Republic International Corporation	1,937,883
41,058	OneMain Holdings, Inc.	2,374,795
36,869	PROG Holdings, Inc.	1,943,734
23,085	Prudential Financial, Inc.	2,469,403
107,230	Regions Financial Corporation	2,510,254
16,812	Reinsurance Group of America, Inc.	2,118,816
36,494	Stifel Financial Corporation (a)	2,528,304
53,234	Synchrony Financial (a)	2,523,824
14,587	The Allstate Corporation	1,992,730
34,353	The Charles Schwab Corporation	2,536,969
12,510	The Hanover Insurance Group, Inc.	1,745,020
38,271	The Hartford Financial Services Group, Inc.	2,501,010
72,497	Unum Group	2,245,232
		61,268,319
	Health Care - 11.4%
37,137	Acadia Healthcare Company, Inc. (b)	2,390,137
106,254	Allscripts Healthcare Solutions, Inc. (a) (b)	1,847,757
6,300	Anthem, Inc.	2,508,786
6,756	Biogen, Inc. (b)	1,807,095
24,314	Cardinal Health, Inc.	1,363,286
8,610	Cigna Corporation	2,228,699
135,246	Community Health Systems, Inc. (a) (b)	1,929,961
24,738	CVS Health Corporation	2,138,353
15,202	DaVita, Inc. (b)	1,825,304
51,991	Envista Holdings Corporation (b)	2,268,887
11,650	HCA Healthcare, Inc.	2,502,304
21,825	Henry Schein, Inc. (b)	1,659,573
4,741	Humana, Inc.	2,075,136
8,519	Laboratory Corporation of America Holdings (b)	2,338,295
10,051	McKesson Corporation	1,933,712
62,638	MEDNAX, Inc. (a) (b)	2,003,163
9,791	ModivCare, Inc. (b)	1,441,529
67,668	Owens & Minor, Inc. (a)	3,025,436
31,974	Prestige Consumer Healthcare, Inc. (a) (b)	1,594,543
14,317	Quest Diagnostics, Inc. (a)	1,885,119
62,294	Select Medical Holdings Corporation	2,496,121
8,669	Supernus Pharmaceuticals, Inc. (b)	258,770
38,098	Tenet Healthcare Corporation (a) (b)	2,549,137
22,006	The Ensign Group, Inc.	1,830,899
1,348	UnitedHealth Group, Inc.	555,268
106,255	Viatris, Inc.	1,619,326
		50,076,596
	Industrials - 12.8%
22,967	Arcosa, Inc.	1,458,404
27,425	Boise Cascade Company	1,809,776
35,840	Builders FirstSource, Inc. (a) (b)	1,596,314
6,909	CACI International, Inc. (b)	1,761,519
42,642	Deluxe Corporation (a)	1,942,770
21,435	Dycom Industries, Inc. (a) (b)	1,605,910
20,617	EMCOR Group, Inc.	2,600,010
39,549	GMS, Inc. (b)	1,810,949
19,256	Herc Holdings, Inc. (b)	2,214,825
53,105	Herman Miller, Inc. (a)	2,538,419
19,341	Hub Group, Inc. - Class A (b)	1,350,195
63,055	KBR, Inc. (a)	2,568,861
33,570	Knight-Swift Transportation Holdings, Inc.	1,602,296
16,085	Leidos Holdings, Inc.	1,652,734
20,428	ManpowerGroup, Inc.	2,471,584
18,717	ManTech International Corporation - Class A	1,628,566
22,613	MasTec, Inc. (a) (b)	2,630,570
23,781	Owens Corning	2,536,244
25,498	Quanta Services, Inc.	2,431,234
14,413	Regal Beloit Corporation	2,049,961

28,479	Ryder System, Inc.	2,329,297
54,084	Schneider National, Inc. - Class B	1,324,517
17,376	Science Applications International Corporation	1,561,407
22,588	SkyWest, Inc. (b)	1,107,490
23,621	The Timken Company	2,089,277
24,584	UFP Industries, Inc.	1,954,920
7,287	UniFirst Corporation	1,615,382
7,727	United Rentals, Inc. (b)	2,580,509
32,402	Werner Enterprises, Inc. (a)	1,554,972
		56,378,912
	Information Technology - 18.6%
27,083	Alliance Data Systems Corporation	3,278,397
25,144	Amdocs Ltd.	1,963,746
111,057	Amkor Technology, Inc. (a)	2,343,303
18,059	Arrow Electronics, Inc. (b)	2,173,040
47,519	Avnet, Inc.	2,093,687
19,167	Belden, Inc.	969,850
22,475	Ciena Corporation (a) (b)	1,188,253
6,140	Cirrus Logic, Inc. (b)	479,350
39,199	Cisco Systems, Inc.	2,073,627
23,525	Cognizant Technology Solutions Corporation	1,683,449
24,163	Cognyte Software Ltd. (b)	621,956
49,715	Corning, Inc.	2,169,065
12,574	CSG Systems International, Inc.	553,759
24,885	Dell Technologies, Inc. - Class C (b)	2,454,656
20,800	Diodes, Inc. (b)	1,573,936
83,713	EchoStar Corporation - Class A (a) (b)	2,217,557
17,407	First Solar, Inc. (a) (b)	1,324,847
40,392	FormFactor, Inc. (b)	1,423,818
140,053	Hewlett Packard Enterprise Company	2,235,246
73,495	HP, Inc.	2,148,259
16,344	Insight Enterprises, Inc. (b)	1,707,621
33,429	Intel Corporation	1,909,465
17,291	j2 Global, Inc. (a) (b)	2,153,248
43,962	Jabil, Inc.	2,481,655
64,928	Juniper Networks, Inc.	1,709,554
18,883	Maximus, Inc.	1,749,888
23,856	Micron Technology, Inc. (b)	2,007,244
54,235	NCR Corporation (b)	2,614,127
26,614	NetApp, Inc.	2,059,125
39,609	NETGEAR, Inc. (a) (b)	1,539,998
39,215	NetScout Systems, Inc. (b)	1,152,921
9,430	OSI Systems, Inc. (b)	908,675
13,621	Plexus Corporation (b)	1,345,891
10,817	Qorvo, Inc. (b)	1,976,482
34,054	Sanmina Corporation (a) (b)	1,434,014
8,083	Stratasys Ltd. (b)	186,636
15,458	Sykes Enterprises, Inc. (b)	647,999
17,768	Synaptics, Inc. (a) (b)	2,244,631
21,222	SYNNEX Corporation	2,686,705
61,070	Teradata Corporation (a) (b)	2,923,421
130,573	TTM Technologies, Inc. (a) (b)	1,978,181
48,657	Ultra Clean Holdings, Inc. (b)	2,740,849
24,163	Verint Systems, Inc. (a) (b)	1,114,156
55,359	Vontier Corporation (b)	1,941,994
87,742	Xerox Holdings Corporation	2,057,550
56,480	Xperi Holding Corporation	1,209,802
		81,451,633
	Materials - 4.8%
74,375	Arconic Corporation (a) (b)	2,690,144
73,796	Commercial Metals Company	2,322,360
61,912	Domtar Corporation (b)	3,357,488
35,365	Nucor Corporation (a)	3,626,327
15,322	Reliance Steel & Aluminum Company	2,575,168
51,920	Steel Dynamics, Inc.	3,241,366
19,007	The Mosaic Company	686,913
43,716	WestRock Company	2,549,517
		21,049,283
	Real Estate - 2.0%
28,642	CBRE Group, Inc. (a) (b)	2,514,195
62,749	Equity Commonwealth	1,721,833
12,086	Jones Lang LaSalle, Inc. (b)	2,444,393
111,749	Realogy Holdings Corporation (b)	1,979,075
16,547	The GEO Group, Inc (a)	85,879
		8,745,375
	Utilities - 2.8%
44,691	Exelon Corporation	2,016,458
33,018	Hawaiian Electric Industries, Inc.	1,421,425
69,683	MDU Resources Group, Inc.	2,345,530
45,012	NRG Energy, Inc.	1,447,136
47,347	The AES Corporation	1,203,087
48,919	UGI Corporation	2,252,720
88,773	Vistra Energy Corporation	1,435,459
		12,121,815
	TOTAL COMMON STOCKS (Cost $316,679,422)	437,436,818

Principal Amount
SHORT-TERM INVESTMENTS - 0.1%
	Money Market Deposit Account - 0.1%
$466,853	U.S. Bank Money Market Deposit Account, 0.003% (c)	466,853
	TOTAL SHORT-TERM INVESTMENTS (Cost $466,853)	466,853
Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 21.2%
	Private Funds - 21.2%
92,959,785	Mount Vernon Liquid Assets Portfolio, LLC, 0.090% (d) (e)	92,959,785
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost 92,959,785)	92,959,785
	TOTAL INVESTMENTS - 121.1% (Cost $410,106,060)	530,863,456
	Liabilities in Excess of Other Assets - (21.1)%	(92,638,917)
	NET ASSETS - 100.0%	$438,224,539

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is out on loan as of May 31, 2021. Total value of securities out on loan is $90,417,640 or 20.6% of net assets.
(b)	Non-income producing security.
(c)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of May 31, 2021.

(d)	Annualized seven-day yield as of May 31, 2021.
(e)	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Disclosure at May 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2021:
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$437,436,818	$-	$-	$437,436,818
Short-Term Investments	466,853	-	-	466,853
Investments Purchased with Proceeds from Securities Lending	-	92,959,785	-	92,959,785
Total Investments in Securities	$437,903,671	$92,959,785	$-	$530,863,456

^See Schedule of Investments for sector breakouts.
During the period ended May 31, 2021, the Fund did not recognize any transfers into or out of Level 3.